KEY MANAGEMENT PERSONNEL COMPENSATION (Tables)	6 Months Ended
Dec. 31, 2024
KEY MANAGEMENT PERSONNEL COMPENSATION
Schedule of compensation of directors and other members of key management personnel

	12/31/2024	12/31/2023
Salaries, social security and other benefits	1,356,493	1,140,415
Share-based incentives	480,450	8,527,214
Total	1,836,943	9,667,629